AB National Municipal Income Fund

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 155.9%
Long-Term Municipal Bonds – 155.9%
Alabama – 3.8%
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2046	$10,000	$12,368,213
State of Alabama Docks Department AGM Series 2017A 5.00%, 10/01/2034	2,000	2,431,259
AGM Series 2017C 5.00%, 10/01/2036	2,000	2,424,207

		17,223,679

Arizona – 2.0%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045-11/01/2050	3,955	4,619,982
Salt Verde Financial Corp. Series 2007 5.25%, 12/01/2022-12/01/2023	4,150	4,529,373

		9,149,355

Arkansas – 0.5%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,285,106

California – 16.6%
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2039	3,500	3,873,538
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2032	5,720	6,191,071
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022A 4.00%, 05/15/2051(a)	2,000	2,324,054
California Housing Finance Series 20192 4.00%, 03/20/2033	1,146	1,363,840
Series 2021-1, Class A 3.50%, 11/20/2035	995	1,185,591
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)	3,075	3,239,528
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/2036(b)	800	914,063

	Principal Amount (000)	U.S. $ Value

Los Angeles County Metropolitan Transportation Authority Series 2013B 5.00%, 07/01/2034	$1,770	$1,929,430
Los Angeles Department of Water & Power Power System Revenue Series 2013A 5.00%, 07/01/2030	6,165	6,577,805
5.00%, 07/01/2030 (Pre-refunded/ETM)	90	96,243
Series 2013B 5.00%, 07/01/2030-07/01/2032	13,840	15,101,340
San Bernardino County Transportation Authority Series 2015-2 5.00%, 03/01/2034(c)	11,340	12,699,712
State of California Series 2013 5.00%, 11/01/2030	5,800	6,429,847
University of California Series 2012G 5.00%, 05/15/2031	7,000	7,271,181
Series 2013A 5.00%, 05/15/2030	5,355	5,815,232

		75,012,475

Colorado – 2.8%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2013B 5.25%, 11/15/2031	6,680	7,424,594
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	4,335	5,434,287

		12,858,881

Connecticut – 8.3%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017I-1 5.00%, 07/01/2042	2,410	2,884,450
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2049	1,500	1,681,782
State of Connecticut Series 2013C 5.00%, 07/15/2027	7,165	7,833,766
Series 2013E 5.00%, 08/15/2029	4,800	5,256,996

	Principal Amount (000)	U.S. $ Value

State of Connecticut Special Tax Revenue Series 2011A 5.00%, 12/01/2028	$5,000	$5,080,433
Series 2012 5.00%, 01/01/2029	13,855	14,776,603

		37,514,030

District of Columbia – 1.5%
District of Columbia Series 2013A 5.00%, 06/01/2029	5,000	5,431,856
Metropolitan Washington Airports Authority Aviation Revenue Series 2016A 5.00%, 10/01/2035	1,000	1,207,128

		6,638,984

Florida – 8.4%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	4,560	5,182,544
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,114,212
Florida Ports Financing Commission Series 2011A 5.00%, 10/01/2025-10/01/2027	4,205	4,238,596
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	2,655	3,043,943
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	9,250	10,303,884
Palm Beach County Health Facilities Authority Series 2019 3.00%, 08/15/2044	8,000	8,648,300
Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.) Series 2018A 5.00%, 03/15/2042	4,500	5,465,934

		37,997,413

Georgia – 2.6%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	4,863,506
City of Atlanta GA Department of Aviation Series 2014B 5.00%, 01/01/2032	1,275	1,418,070
Municipal Electric Authority of Georgia 5.00%, 01/01/2059	165	201,486

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 01/01/2038-01/01/2056	$895	$1,103,830
Series 2021 4.00%, 01/01/2046-01/01/2051	2,705	3,135,496
5.00%, 01/01/2056	650	801,597

		11,523,985

Guam – 1.3%
Territory of Guam Series 2011A 5.25%, 01/01/2036	5,720	5,837,430

Hawaii – 0.6%
State of Hawaii Airports System Revenue Series 2015A 5.00%, 07/01/2045	2,500	2,899,226

Illinois – 16.2%
Chicago Board of Education Series 2017C 5.00%, 12/01/2034	1,945	2,382,089
Series 2019A 5.00%, 12/01/2029	1,260	1,638,251
Chicago O’Hare International Airport Series 2016B 5.00%, 01/01/2041	8,000	9,448,695
Series 2016C 5.00%, 01/01/2038	2,350	2,781,090
Series 2018A 5.00%, 01/01/2048	6,300	7,766,721
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/2045	4,500	5,271,273
Illinois State Toll Highway Authority Series 2015B 5.00%, 01/01/2040	3,000	3,531,589
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	8,755	10,937,011
State of Illinois Series 2014 5.00%, 04/01/2030-02/01/2039	12,070	13,398,278
Series 2017D 5.00%, 11/01/2028	5,000	6,185,165
Series 2018A 5.00%, 10/01/2027	1,000	1,239,973
Series 2019B 4.00%, 11/01/2036-11/01/2037	7,460	8,783,409

		73,363,544

Indiana – 0.3%
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044	1,250	1,354,420

	Principal Amount (000)	U.S. $ Value

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	$1,205	$1,326,998

Kansas – 1.4%
City of Lawrence KS Series 2018 5.00%, 07/01/2048	5,000	6,126,504

Kentucky – 1.2%
Kentucky Economic Development Finance Authority Series 2019A 5.00%, 08/01/2044	145	181,770
Kentucky Turnpike Authority Series 2013A 5.00%, 07/01/2029	5,000	5,446,855

		5,628,625

Louisiana – 0.3%
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	235	243,842
2.20%, 06/01/2037	950	998,424

		1,242,266

Maryland – 1.7%
Maryland Health & Higher Educational Facilities Authority Series 2015 5.00%, 07/01/2045	6,725	7,619,302

Massachusetts – 2.2%
Massachusetts Development Finance Agency Series 2021 4.00%, 07/01/2050	1,000	1,157,561
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032	6,000	6,059,508
Series 2012B 5.00%, 08/15/2030	2,480	2,606,271

		9,823,340

Michigan – 5.9%
Detroit City School District Series 2012A 5.00%, 05/01/2026-05/01/2027	6,045	6,264,093
Detroit Downtown Development Authority AGM Series 2018A 5.00%, 07/01/2043-07/01/2048	13,020	14,557,818
Michigan Finance Authority Series 2014B 5.00%, 07/01/2034	2,250	2,436,972
AGM Series 2014D1 5.00%, 07/01/2035	1,250	1,411,912

	Principal Amount (000)	U.S. $ Value

Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(d)	$2,140	$1,944,417

		26,615,212

Minnesota – 2.4%
City of Rochester MN Series 2018 4.00%, 11/15/2048	3,000	3,490,463
Duluth Economic Development Authority Series 2018A 5.00%, 02/15/2058	6,000	7,245,622

		10,736,085

Nebraska – 3.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 09/01/2042	10,000	15,191,648

New Hampshire – 0.2%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 20201 4.125%, 01/20/2034	789	959,167

New Jersey – 12.8%
New Jersey Economic Development Authority Series 2013 5.125%, 01/01/2034	1,000	1,114,543
Series 2014P 5.00%, 06/15/2031	2,500	2,814,372
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2016B 5.50%, 06/15/2030	5,000	6,201,473
New Jersey Health Care Facilities Financing Authority Series 2017 5.00%, 10/01/2036	2,500	3,045,669
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	6,450	7,301,520
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	5,659,871
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2033	3,370	4,254,059
Series 2019B 4.00%, 06/15/2037	800	932,030
New Jersey Turnpike Authority Series 2012B 5.00%, 01/01/2029	6,500	6,951,884

	Principal Amount (000)	U.S. $ Value

Series 2013A 5.00%, 01/01/2031	$5,000	$5,224,946
Series 2020D 5.00%, 01/01/2028	2,725	3,297,678
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2046	8,990	10,862,409

		57,660,454

New York – 17.9%
Broome County Local Development Corp. AGM Series 2020I 3.00%, 04/01/2045	3,000	3,201,196
4.00%, 04/01/2050	3,500	4,076,147
City of New York NY Series 2012B 5.00%, 08/01/2030	5,070	5,318,955
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2029	4,000	4,220,334
Series 2012F 5.00%, 11/15/2027	1,575	1,663,656
Series 2013A 5.00%, 11/15/2029	1,830	1,988,693
Series 2014B 5.25%, 11/15/2034	4,000	4,487,613
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/2035(c)	14,260	17,425,432
New York City Municipal Water Finance Authority Series 2013D 5.00%, 06/15/2034	3,600	3,921,034
New York City NY Transitional Series 2007B 5.00%, 08/01/2034(c)	10,000	11,756,820
New York State Dormitory Authority Series 2012B 5.00%, 03/15/2032	7,600	7,829,856
Series 2012D 5.00%, 02/15/2029	8,000	8,209,340
Port Authority of New York & New Jersey Series 2013178 5.00%, 12/01/2032	4,400	4,860,041
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	498,753
5.25%, 09/15/2042-09/15/2053	1,320	1,339,834

		80,797,704

North Carolina – 2.5%
North Carolina Medical Care Commission Series 2015 5.00%, 06/01/2045	4,445	5,137,820

	Principal Amount (000)	U.S. $ Value

North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	$5,000	$6,128,836

		11,266,656

Ohio – 1.6%
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	1,800	2,188,699
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042-02/15/2052	3,740	4,352,182
Ohio Higher Educational Facility Commission Series 2020 4.00%, 07/01/2040	730	860,378

		7,401,259

Oklahoma – 2.8%
Norman Regional Hospital Authority Series 2019 3.25%, 09/01/2038	2,015	2,228,468
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043-07/01/2047	7,000	8,583,629
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 06/01/2045	1,700	1,899,975

		12,712,072

Pennsylvania – 12.0%
Allegheny County Hospital Development Authority Series 2018A 5.00%, 04/01/2047	5,000	6,080,761
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	2,250	2,575,127
Butler County Hospital Authority Series 2015 5.00%, 07/01/2035-07/01/2039	3,510	3,980,089
Montgomery County Higher Education and Health Authority Series 2018 5.00%, 09/01/2043-09/01/2048	13,250	16,363,718
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-06/30/2042	9,270	10,809,092
Pennsylvania Turnpike Commission Series 2014A 5.00%, 12/01/2031-12/01/2033	6,355	7,327,021

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2016F 5.00%, 09/01/2035	$5,000	$6,016,356
Scranton School District/PA BAM Series 2017E 4.00%, 12/01/2037	1,025	1,196,463

		54,348,627

Puerto Rico – 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019A 4.329%, 07/01/2040	615	698,922
5.00%, 07/01/2058	2,625	3,060,829

		3,759,751

South Carolina – 4.8%
South Carolina Jobs-Economic Development Authority Series 2018A 5.00%, 05/01/2048	5,900	7,198,798
South Carolina Ports Authority Series 2015 5.00%, 07/01/2045	5,000	5,902,338
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	1,400	1,567,643
Series 2014C 5.00%, 12/01/2046	1,000	1,140,520
Series 2016B 5.00%, 12/01/2041	5,000	6,040,200

		21,849,499

Tennessee – 2.2%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	420	496,312
5.00%, 08/01/2049	705	879,141
Chattanooga-Hamilton County Hospital Authority Series 2014 5.00%, 10/01/2044	7,500	8,409,378

		9,784,831

Texas – 6.8%
Arlington Higher Education Finance Corp. Series 2014A 5.00%, 08/15/2039	4,805	5,500,564
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2040	3,500	4,104,343
City of Austin TX Water & Wastewater System Revenue Series 2013A 5.00%, 11/15/2029	5,000	5,423,315

	Principal Amount (000)	U.S. $ Value

City of Houston TX Combined Utility System Revenue Series 2011D 5.00%, 11/15/2026	$5,000	$5,070,252
New Hope Cultural Education Facilities Finance Corp. AGM Series 2018A-1 5.00%, 07/01/2038-07/01/2048	1,600	1,959,692
North Texas Tollway Authority Series 2015B 5.00%, 01/01/2040	5,000	5,328,911
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,000	3,391,759

		30,778,836

Utah – 1.9%
City of Salt Lake City UT Airport Revenue Series 2017A 5.00%, 07/01/2047	4,500	5,407,598
Series 2018A 5.00%, 07/01/2048	2,500	3,043,129

		8,450,727

Washington – 0.3%
Washington State Housing Finance Commission Series 2021A 3.50%, 12/20/2035	998	1,177,680

West Virginia – 1.0%
West Virginia Hospital Finance Authority Series 2018A 5.00%, 06/01/2052	3,875	4,724,869

Wisconsin – 4.6%
Wisconsin Center District AGM Series 2020C Zero Coupon, 12/15/2036-12/15/2040	9,555	6,022,095
Wisconsin Public Finance Authority Series 2021 4.00%, 07/01/2056	2,250	2,605,723
AGM Series 2018 5.00%, 07/01/2058	10,000	12,044,364

		20,672,182

Total Municipal Obligations (cost $640,481,119)		704,312,822

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $2,163,409)	2,163,409	2,163,409

U.S. $ Value

Total Investments – 156.4% (cost $642,644,528)(h)	$706,476,231
Other assets less liabilities – (56.4)%	(254,719,462)

Net Assets – 100.0%	$451,756,769

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $4,153,591 or 0.9% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023	11/30/2005	$2,134,827	$1,944,417	0.43%

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $64,039,230 and gross unrealized depreciation of investments was $(207,527), resulting in net unrealized appreciation of $63,831,703.

As of July 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

OSF – Order of St. Francis

AB National Municipal Income Fund

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$704,312,822	$—	$704,312,822
Short-Term Investments	2,163,409	—	—	2,163,409
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(231,980,532)	—	(231,980,532)
Floating Rate Notes(a)	(26,095,000)	—	—	(26,095,000)

Total Investments in Securities	(23,931,591)	472,332,290	—	448,400,699
Other Financial Instruments(b)	—	—	—	—

Total	$(23,931,591)	$472,332,290	$—	$448,400,699

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,957	$31,276	$31,070	$2,163	$0	**

**	Amount less than $500.